Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Profit/(loss) for the period	€ 280,184	€ 65,069	€ 11,498
Adjustments of non-cash items	132,403	60,137	31,709
Changes in working capital	(16,591)	(33,650)	20,174
Income tax paid	(3,510)	(1,747)	2
Interest received	1,714	3,292	0
Net cash provided by operating activities	394,200	93,101	63,383
Cash flow from investing activities
Cash acquired in a business combination, net	0	0	10,403
Additions to property, plant and equipment	(1,235,673)	(615,542)	(66,899)
Disposal of property, plant and equipment	0	0	1,800
Movements in other non-current assets	(26,858)	(7,211)	0
Additions to intangible assets	(1,506)	(410)	(31)
Leasehold deposits	(127)	206	0
Net cash used in investing activities	(1,264,164)	(622,957)	(54,727)
Cash flow from financing activities
Principal repayment of lease liabilities	(2,073)	(1,961)	(569)
Interest paid	(56,471)	(19,689)	(7,143)
Proceeds from borrowing net of bank fees	1,309,206	365,975	199,935
Proceeds from issue of share capital	0	154,956	0
Transactional costs on issues of shares	0	(3,014)	(6,955)
Repurchase of treasury shares	(1,716)	(1,283)	0
Bank charges	(1,975)	(2,368)	0
Repayment of loan	(279,281)	(10,630)	(115,000)
Net cash provided by financing activities	967,690	481,986	70,268
Net (decrease)/increase in cash and cash equivalents	97,726	(47,870)	78,924
Cash and cash equivalents at beginning of the period	51,253	96,608	19,012
Effect of exchange rate on cash and cash equivalents	2,700	2,515	(1,328)
Cash and cash equivalents at end of the period	€ 151,679	€ 51,253	€ 96,608